Basis of Presentation and Significant Accounting Policies - Goodwill Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill, impairment loss	$ 0	$ 0	$ 0